AAM S&P 500 High Dividend Value ETF
Schedule of Investments
January 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Communication Services - 9.0%
36,364	AT&T, Inc.	$927,282
26,899	Interpublic Group of Companies, Inc.	955,991
78,190	Lumen Technologies, Inc.	966,428
12,669	Omnicom Group, Inc.	954,736
18,086	Verizon Communications, Inc.	962,718
		4,767,155
	Consumer Discretionary - 8.9%
46,973	Ford Motor Company	953,552
9,833	Hasbro, Inc.	909,356
40,915	Newell Brands, Inc.	949,637
25,080	Tapestry, Inc.	951,786
4,622	Whirlpool Corporation	971,498
		4,735,829
	Consumer Staples - 8.9%
19,176	Altria Group, Inc.	975,675
26,321	Kraft Heinz Company	942,292
19,210	Molson Coors Brewing Company - Class B	915,549
9,523	Philip Morris International, Inc.	979,440
18,294	Walgreens Boots Alliance, Inc.	910,309
		4,723,265
	Energy - 9.3%
7,531	Chevron Corporation	989,046
13,158	Exxon Mobil Corporation	999,482
55,318	Kinder Morgan, Inc.	960,320
11,563	Phillips 66	980,427
33,882	Williams Companies, Inc.	1,014,427
		4,943,702
	Financials - 9.2%
15,276	Citigroup, Inc.	994,773
5,748	M&T Bank Corporation	973,596
14,644	MetLife, Inc.	982,027
49,836	People’s United Financial, Inc.	965,822
13,274	Principal Financial Group, Inc.	969,798
		4,886,016
	Health Care - 9.3%
7,250	AbbVie, Inc.	992,453
15,300	Bristol-Myers Squibb Company	992,817
13,968	Gilead Sciences, Inc.	959,322
31,456	Organon & Company	1,003,761
66,702	Viatris, Inc.	998,529
		4,946,882
	Industrials - 9.0%
5,543	3M Company	920,249
4,626	General Dynamics Corporation	981,175
4,895	Huntington Ingalls Industries, Inc.	916,344
2,565	Lockheed Martin Corporation	998,118
4,544	Snap-on, Inc.	946,288
		4,762,174
	Information Technology - 9.2%
59,494	Hewlett Packard Enterprise Company	971,537
26,891	HP, Inc.	987,706
18,433	Intel Corporation	899,899
7,435	International Business Machines Corporation	993,093
9,858	Seagate Technology Holdings plc	1,056,285
		4,908,520
	Materials - 9.2%
16,916	Dow, Inc.	1,010,393
19,863	International Paper Company	958,390
10,256	LyondellBasell Industries NV - Class A	992,063
15,185	Newmont Corporation	928,866
21,290	WestRock Company	982,746
		4,872,458
	Real Estate - 9.0%
8,327	Boston Properties, Inc.	933,290
14,001	Realty Income Corporation	971,810
13,512	Regency Centers Corporation	969,486
6,557	Simon Property Group, Inc.	965,190
23,125	Vornado Realty Trust	948,356
		4,788,132
	Utilities - 9.0%
23,186	FirstEnergy Corporation	972,885
11,692	NextEra Energy, Inc.	913,379
24,054	NRG Energy, Inc.	960,476
32,403	PPL Corporation	961,721
10,068	WEC Energy Group, Inc.	976,999
		4,785,460
	TOTAL COMMON STOCKS (Cost $49,838,056)	53,119,593

	SHORT-TERM INVESTMENTS - 0.1%
68,123	Invesco Government & Agency Portfolio - Institutional Class 0.03% (a)	68,123
	TOTAL SHORT-TERM INVESTMENTS (Cost $68,123)	68,123
	TOTAL INVESTMENTS (Cost $49,906,179) - 100.1%	53,187,716
	Liabilities in Excess of Other Assets - (0.1)%	(29,239)
	NET ASSETS - 100.0%	$53,158,477

	Percentages are stated as a percent of net assets.

(a)	Rate shown is the annualized seven-day yield as of January 31, 2022.

	The Global Industry Classifications Standard (GICS®) was developed by and/or is
	exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC
	(“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by
	the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$53,119,593	$-	$-	$53,119,593
Short-Term Investments	68,123	-	-	68,123
Total Investments in Securities	$53,187,716	$-	$-	$53,187,716
^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.